INTEREST COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST COSTS [Abstract]
Interest Costs, net of capitalized interest	$ 7,574	$ 4,428	$ 2,781
Commitment Fee	98	93	327
Amortization of Deferred Financing Cost	359	359	359
Total interest costs	$ 8,031	$ 4,880	$ 3,467